Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2025
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2025
Healthcare services	3,225,352	—	—	3,225,352
Healthcare products	1,058,347	—	19,735	1,078,082
Insurance contracts	—	488,279	—	488,279
Total	4,283,699	488,279	19,735	4,791,713

	For the three months ended June 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,329,015	—	—	3,329,015
Healthcare products	1,024,683	—	19,617	1,044,300
Insurance contracts	—	393,123	—	393,123
Total	4,353,698	393,123	19,617	4,766,438

	For the six months ended June 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,501,665	—	—	6,501,665
Healthcare products	2,137,538	—	42,325	2,179,863
Insurance contracts	—	991,639	—	991,639
Total	8,639,203	991,639	42,325	9,673,167

	For the six months ended June 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	6,694,351	—	—	6,694,351
Healthcare products	1,978,767	—	41,791	2,020,558
Insurance contracts	—	776,051	—	776,051
Total	8,673,118	776,051	41,791	9,490,960

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Care Delivery	3,380,682	3,480,947	6,827,510	6,961,662
Thereof: U.S.	2,817,322	2,866,963	5,708,592	5,661,283
Thereof: International	563,360	613,984	1,118,918	1,300,379
Value-Based Care	505,695	414,574	1,035,186	838,101
Care Enablement	1,347,843	1,363,370	2,714,775	2,660,428
Inter-segment eliminations	(442,507)	(492,453)	(904,304)	(969,231)
Total	4,791,713	4,766,438	9,673,167	9,490,960

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Distribution costs	184,252	190,974	374,745	381,536
General and administrative expense	607,727	580,492	1,167,920	1,165,574
Selling, general and administrative expense	791,979	771,466	1,542,665	1,547,110

Schedule of amounts included in other operating income

Other operating income

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Foreign exchange gains	293,395	58,034	408,311	119,710
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	4,109	3,676	6,571	6,821
Revaluation of certain investments (1)	7,506	45,886	7,506	61,083
Income from strategic transactions and programs	7,483	84,391	7,937	87,497
Other	30,452	35,942	53,935	66,317
Other operating income	342,945	227,929	484,260	341,428
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and six months ended June 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and six months ended June 30, 2024.

Schedule of amounts included in other operating expense

Other operating expense

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Foreign exchange losses	311,644	64,807	433,821	135,223
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,626	1,006	2,962	3,070
Revaluation of certain investments (1)	(2,460)	—	65,146	—
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
Other	20,317	11,929	51,883	31,029
Other operating expense	347,103	185,217	594,671	431,752

(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and six months ended June 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and six months ended June 30, 2024.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Impairment of intangible and tangible assets(1)	10,861	1,417	12,468	2,464
Legacy Portfolio Optimization	10,540	—	12,147	—
FME25+ Program	321	1,417	321	2,464
Impairment resulting from the measurement of assets held for sale	2,846	(3,375)	8,864	120,177
Legacy Portfolio Optimization	2,846	(3,375)	8,864	120,177
Loss from the sale of business	—	84,059	—	109,047
Legacy Portfolio Optimization	—	84,059	—	109,047
Other(2)	2,269	25,374	19,527	30,742
Legacy Portfolio Optimization	1,116	23,321	18,065	27,473
Legal Form Conversion Costs	1,153	2,053	1,462	3,269
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
(1)	For the three and six months ended June 30, 2025, the amounts primarily relate to cost of revenues and selling, general and administrative expense. For the three and six months ended June 30, 2024, the amounts relate primarily to cost of revenues and R&D expense.
(2)	For the three and six months ended June 30, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	225,270	187,028	376,492	257,987

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.77	0.64	1.28	0.88
Diluted earnings per share	0.77	0.64	1.28	0.88